Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Balance	R$ 6,948,446
Balance	3,997,865	R$ 6,948,446
Gross carrying amount [member]
Statement [Line Items]
Balance	29,516,178	29,174,892
Additions	422,345	341,300
Write-offs		(14)
Balance	29,938,523	29,516,178
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance	(22,567,732)	(20,824,207)
Amortization expenses	(1,261,904)	(1,451,767)
Expenses on impairment losses	(2,111,022)	(291,758)
Balance	(25,940,658)	(22,567,732)
Intangibles in progress
Statement [Line Items]
Balance	27,195
Balance	12,364	27,195
Intangibles in progress | Gross carrying amount [member]
Statement [Line Items]
Balance	27,195	17,047
Additions	369,695	263,305
Transfers	(384,526)	(253,143)
Write-offs		(14)
Balance	12,364	27,195
Data processing systems
Statement [Line Items]
Balance	865,233
Balance	R$ 902,256	865,233
Annual amortization rate (average)	20.00%
Data processing systems | Gross carrying amount [member]
Statement [Line Items]
Balance	R$ 8,981,694	8,743,013
Additions	8,402	4,524
Transfers	410,487	234,157
Balance	9,400,583	8,981,694
Data processing systems | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance	(8,116,461)	(7,673,193)
Amortization expenses	(381,874)	(443,268)
Transfers	8
Balance	(8,498,327)	(8,116,461)
Regulatory licenses
Statement [Line Items]
Balance	5,850,907
Balance	R$ 2,967,706	5,850,907
Annual amortization rate (average)	20.00%
Regulatory licenses | Gross carrying amount [member]
Statement [Line Items]
Balance	R$ 18,602,742	18,602,742
Balance	18,602,742	18,602,742
Regulatory licenses | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance	(12,751,835)	(11,559,717)
Amortization expenses	(772,179)	(900,360)
Expenses on impairment losses	(2,111,022)	(291,758)
Balance	(15,635,036)	(12,751,835)
Other
Statement [Line Items]
Balance	205,111
Balance	R$ 115,539	205,111
Annual amortization rate (average)	23.00%
Other | Gross carrying amount [member]
Statement [Line Items]
Balance	R$ 1,904,547	1,812,090
Additions	44,248	73,471
Transfers	(25,961)	18,986
Balance	1,922,834	1,904,547
Other | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance	(1,699,436)	(1,591,297)
Amortization expenses	(107,851)	(108,139)
Transfers	(8)
Balance	R$ (1,807,295)	R$ (1,699,436)